Financial Instruments (Details 2) - Warrants [Member] - Black Scholes [Member]	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of continuing involvement in derecognised financial assets [line items]
expected term		4 years 10 months 25 days
expected volatility	99.00%	97.29%
annual risk free interest	1.95%	2.51%
dividend yield	0.00%	0.00%
Top of range [member]
Disclosure of continuing involvement in derecognised financial assets [line items]
expected term	4 years 7 days
Bottom of range [member]
Disclosure of continuing involvement in derecognised financial assets [line items]
expected term	4 years 9 months 29 days